INTANGIBLE ASSET, NET	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET, NET

NOTE 5 — INTANGIBLE ASSET, NET

Intangible assets, net consist of the following:

	December 31,	December 31,
	2025	2024
Store operating rights*	$407,511	$403,338
Customer lists	1,564,001	1,547,983
	1,971,512	1,951,321
Accumulated amortization	(870,603)	(295,149)
Balance, end of period	$1,100,909	$1,656,172

*	Store operating rights have an indefinite useful life.

On December 1, 2021, the Company acquired the exclusive right to the Re.Ra.Ku name on an acquired store location from Wing Company Ltd (“Wing”), for $480,784 (¥63,800,000) ( the “acquired price”). On the same day, the Company entered into an outsourcing service contract with Wing to operate the store under the Re.Ra.Ku brand. The Company will receive a full amount of store profit as distribution of profit up to 8% of the purchase price, and any exceeded profit will be distributed 20% to the Company. If the store is at operating loss at the end of the year, the Company will be billed by Wing for the net losses.

On September 15, 2023, the Company acquired contracts with 10 customers for HR consulting services, from Global HR Technology Co., Ltd. (“GHRT”), of which our CEO/director was a minority shareholder at the time of the acquisition. According to the asset purchase agreement entered into between the Company and GHRT dated September 1, 2023, the asset transferred from GHRT to the Company is limited to the contracts with the 10 customers and any employees or system are not included. The acquisition value was $1,726,433 (¥244,860,000) paid in cash to the GHRT. At the time of this transaction, GHRT and the Company were not under common control under ASC810-10-15-8 and ASC 805-50. Notwithstanding, this transaction was accounted for as a related party transaction between GHRT and rYojbaba Co., Ltd. under ASC850-10-50.

As of December 31, 2025, the Company performed an impairment assessment and determined that no impairment was necessary for customer-related intangible assets other than those described below.

During the fiscal year ended December 31, 2025, the Company experienced contract terminations by three customers related to the customer contracts acquired from GHRT. These terminations represented a triggering event under ASC360, Property, Plant, and Equipment, requiring the Company to perform an impairment test on the customer lists. Based on the impairment assessment performed as of December 31, 2025, the Company determined that the customer contracts associated with the terminated customers were no longer recoverable as a result of the termination of the contractual relationships. Accordingly, the Company recognized an impairment loss of $364,944 (¥54,600,000), representing the remaining carrying amount of the customer lists associated with the terminated contracts. The impairment loss was recognized within operating expenses in the consolidated statements of operations and comprehensive income for the fiscal year ended December 31, 2025. The impairment assessment did not indicate any impairment of the remaining customer-related intangible assets, and management concluded that the recoverability of other customer-related intangible assets was not affected.

Amortization expense of customer lists was $234,032, $230,829 and $82,974 for the year ended December 31, 2025, 2024 and 2023, respectively.

The following table outlines the estimated future amortization expense related to customer lists held as of December 31, 2025:

Year ending December 31,
2026	$155,723
2027	146,781
2028	146,781
2029	146,781
2030	97,332
Thereafter	-
Total	$693,398